Basis of Presentation and Summary of Significant Accounting Policies - Revenue Recognition (Details)	Jun. 30, 2021
Magazine and Digital Subscriptions | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-07-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	5 years